Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy, Accounting Standard Update, and Change in Accounting Principle [Abstract]
Basis of Presentation

Basis of Presentation – The financial statements of the Plan are prepared on the accrual basis of accounting.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Revenue Sharing

Revenue Sharing - The Company has a revenue sharing agreement in place whereby fees earned by some of the mutual fund companies are shared with the Plan, which are used for the benefit of the Plan to pay administrative expenses. For the years ended December 31, 2025 and 2024, expenses to the Plan were reduced by $432 and $6,525, respectively, as these were paid under the revenue sharing agreement.

Investment Valuation

Investment Valuation - The Plan’s investments are stated at fair value. The common collective trust funds are valued at net asset value per share (or its equivalent) of the fund, which is based on the fair value of the fund underlying net assets. Shares of mutual funds and Company common stock are valued at quoted market prices.

The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in different fair value measurements at the reporting date.

Participant Notes Receivable

Participant Notes Receivable - Participant notes receivable are recorded at their unpaid principal balance plus any accrued interest. Participant notes receivable are written off and considered deemed distributions in the quarter after the notes receivable become delinquent.

Contributions	Contributions - Contributions to the Plan from participants and, when applicable from the Company, are recorded in the period the payroll deductions are made from Plan participants.
Payment of Benefits	Payment of Benefits - Benefits are recorded upon distribution.
Administrative Expenses	Administrative Expenses - Certain administrative expenses, including accounting fees, are paid by the Company.
Risks and Uncertainties

Risks and Uncertainties - The Plan invests in various investment securities. Investment securities are exposed to various risks such as interest rate, market, and credit risks. Due to the level of risk associated with certain investment securities, it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect participants’ account balances and the amounts reported in the financial statements.